Our capital and liquidity - Summary of capital and liquidity risk management (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [Line Items]
Equity attributable to owners of Rio Tinto (see consolidated balance sheet)	$ 62,203	$ 55,246
Equity attributable to non-controlling interests (see consolidated balance sheet)	4,821	2,719
Net debt	14,362	5,491	$ 4,231
Capital and liquidity risk management
Disclosure of detailed information about hedging instruments [Line Items]
Equity attributable to owners of Rio Tinto (see consolidated balance sheet)	62,203	55,246
Equity attributable to non-controlling interests (see consolidated balance sheet)	4,821	2,719
Net debt	14,362	5,491
Total capital	$ 81,386	$ 63,456